Revenues - Disaggregation by Customer Location (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 9,646	$ 7,857	$ 37,343	$ 25,461
North America
Disaggregation of Revenue [Line Items]
Revenues	4,232	4,039	17,149	15,825
Europe, Middle East, Africa (EMEA)
Disaggregation of Revenue [Line Items]
Revenues	4,711	2,823	11,500	7,522
Asia
Disaggregation of Revenue [Line Items]
Revenues	50	410	5,752	1,477
Australia
Disaggregation of Revenue [Line Items]
Revenues	$ 653	$ 585	$ 2,942	$ 637